PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Disclosure of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	1.6	1.6	1.6	293.5	277.3	276.6	295.1	278.9	278.2
Issued for cash	—	—	—	0.2	13.8	0.3	0.2	13.8	0.3
Conversion from Exchange LP Units	—	—	—	0.3	3.2	1.3	0.3	3.2	1.3
Conversion from BIPC exchangeable shares	—	—	—	1.4	—	—	1.4	—	—
Repurchased and cancelled	—	—	—	—	(0.8)	(0.9)	—	(0.8)	(0.9)
Ending balance	1.6	1.6	1.6	295.4	293.5	277.3	297.0	295.1	278.9

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	$19	$19	$19	$5,495	$4,911	$4,907	$5,514	$4,930	$4,926
Unit issuance	—	—	—	9	559	14	9	559	14
Conversion from Exchange LP Units	—	—	—	3	53	20	3	53	20
Conversion from BIPC exchangeable shares	—	—	—	19	—	—	19	—	—
Repurchased and cancelled	—	—	—	—	(28)	(30)	—	(28)	(30)
Ending balance	$19	$19	$19	$5,526	$5,495	$4,911	$5,545	$5,514	$4,930
Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2020	2019	2018
Opening balance	121.9	115.8	115.8
Issued for cash	—	6.1	—
Ending balance	121.9	121.9	115.8

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2020	2019	2018
Opening balance	$2,328	$2,078	$2,078
Unit issuance	—	250	—
Ending balance	$2,328	$2,328	$2,078
Non-controlling interest—BIPC exchangeable shares

	Non-controlling interest— BIPC exchangeable shares
UNITS MILLIONS	2020	2019	2018
Opening balance	—	—	—
Non-cash issuance	46.3	—	—
BIPC exchangeable shares conversion	(1.4)	—	—
Ending balance	44.9	—	—

	Non-controlling interest— BIPC exchangeable shares
US$ MILLIONS	2020	2019	2018
Opening balance	$—	$—	$—
BIPC exchangeable shares conversion	(19)	—	—
Ending balance	$(19)	$—	$—
Non-controlling interest—Exchange LP Units

	Non-controlling interest—Exchange LP Units held by Brookfield
UNITS MILLIONS	2020	2019	2018
Opening balance	1.2	4.4	—
Unit issuance	0.1	—	5.7
Exchange LP conversion	(0.3)	(3.2)	(1.3)
Ending balance	1.0	1.2	4.4

	Non-controlling interest—Exchange LP Units held by Brookfield
US$ MILLIONS	2020	2019	2018
Opening balance	$159	$212	$—
Unit issuance	—	—	232
Exchange LP conversion	(3)	(53)	(20)
Ending balance	$156	$159	$212
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2020	2019	2018
Opening balance	49.9	49.9	32.0
Issued for cash	8.0	—	18.0
Repurchased and cancelled	—	—	(0.1)
Ending balance	57.9	49.9	49.9

	Preferred Units
US$ MILLIONS	2020	2019	2018
Opening balance	$935	$936	$595
Unit issuance	195	—	342
Repurchased and cancelled	—	(1)	(1)
Ending balance	$1,130	$935	$936